Retirement Benefit Plans (Tables)	12 Months Ended
Dec. 27, 2014
Defined Benefit Plan Disclosure [Line Items]
Schedule of Changes in Projected Benefit Obligations [Table Text Block]

	U.S. Pension Benefits		Non-U.S. Pension Benefits		U.S. Postretirement Medical Benefits
(In Millions)	2014	2013	2014	2013	2014	2013
Beginning projected benefit obligation	$1,137	$1,742	$1,695	$1,412	$509	$484
Service cost	88	119	104	78	26	27
Interest cost	49	67	66	60	23	20
Actuarial (gain) loss	760	(746)	767	121	10	(56)
Currency exchange rate changes	—	—	(254)	46	—	—
Plan curtailments	(1,083)	—	—	—	—	—
Other	(59)	(45)	45	(22)	(22)	34
Ending projected benefit obligation	$892	$1,137	$2,423	$1,695	$546	$509

Schedule of Changes in Fair Value of Plan Assets [Table Text Block]

	U.S. Pension Benefits		Non-U.S. Pension Benefits		U.S. Postretirement Medical Benefits
(In Millions)	2014	2013	2014	2013	2014	2013
Beginning fair value of plan assets	$649	$684	$1,005	$838	$395	$191
Actual return on plan assets	30	10	80	81	33	49
Employer contributions	—	—	73	65	—	162
Currency exchange rate changes	—	—	(114)	26	—	—
Other	(56)	(45)	(27)	(5)	(1)	(7)
Ending fair value of plan assets	$623	$649	$1,017	$1,005	$427	$395

Schedule of Amounts Recognized in Balance Sheet [Table Text Block]
The amounts recognized on the consolidated balance sheets at the end of each period were as follows:

	U.S. Pension Benefits		Non-U.S. Pension Benefits		U.S. Postretirement Medical Benefits
(In Millions)	Dec 27, 2014	Dec 28, 2013	Dec 27, 2014	Dec 28, 2013	Dec 27, 2014	Dec 28, 2013
Other long-term assets	$—	$—	$14	$16	$—	$—
Other long-term liabilities	(269)	(488)	(1,420)	(706)	(119)	(114)
Accumulated other comprehensive loss (income), before tax	1	255	1,217	520	33	43
Net amount recognized	$(268)	$(233)	$(189)	$(170)	$(86)	$(71)

Schedule of Net Periodic Benefit Cost Not yet Recognized [Table Text Block]
The amounts recorded in accumulated other comprehensive income (loss) before taxes at the end of each period were as follows:

	U.S. Pension Benefits		Non-U.S. Pension Benefits		U.S. Postretirement Medical Benefits
(In Millions)	Dec 27, 2014	Dec 28, 2013	Dec 27, 2014	Dec 28, 2013	Dec 27, 2014	Dec 28, 2013
Net prior service credit (cost)	$—	$—	$(13)	$25	$(48)	$(54)
Net actuarial gain (loss)	(1)	(255)	(1,204)	(545)	15	11
Accumulated other comprehensive income (loss), before tax	$(1)	$(255)	$(1,217)	$(520)	$(33)	$(43)

Schedule of Benefit Obligations in Excess of Fair Value of Plan Assets [Table Text Block]
As of December 27, 2014, the accumulated benefit obligation was $808 million for the U.S. Intel Minimum Pension Plan ($497 million as of December 28, 2013) and $1.7 billion for the non-U.S. defined-benefit pension plans ($1.3 billion as of December 28, 2013). Included in the aggregate data in the following tables are the amounts applicable to our pension plans with accumulated benefit obligations in excess of plan assets, as well as plans with projected benefit obligations in excess of plan assets. Amounts related to such plans at the end of each period were as follows:

	U.S. Pension Benefits		Non-U.S. Pension Benefits
(In Millions)	Dec 27, 2014	Dec 28, 2013	Dec 27, 2014	Dec 28, 2013
Plans with accumulated benefit obligations in excess of plan assets:
Accumulated benefit obligations	$808	$—	$1,344	$900
Plan assets	$623	$—	$616	$563
Plans with projected benefit obligations in excess of plan assets:
Projected benefit obligations	$892	$1,137	$2,361	$1,295
Plan assets	$623	$649	$941	$588

Schedule of Assumptions Used [Table Text Block]
Weighted average actuarial assumptions used to determine benefit obligations for the plans at the end of each period were as follows:

	U.S. Pension Benefits		Non-U.S. Pension Benefits		U.S. Postretirement Medical Benefits
	Dec 27, 2014	Dec 28, 2013	Dec 27, 2014	Dec 28, 2013	Dec 27, 2014	Dec 28, 2013
Discount rate	3.8%	4.8%	2.7%	4.0%	4.1%	4.6%
Rate of compensation increase	3.8%	3.8%	4.0%	3.9%	n/a	n/a
Weighted average actuarial assumptions used to determine costs for the plans for each period were as follows:

	U.S. Pension Benefits			Non-U.S. Pension Benefits			U.S. Postretirement Medical Benefits
	2014	2013	2012	2014	2013	2012	2014	2013	2012
Discount rate	4.6%	3.9%	4.7%	4.0%	4.2%	5.0%	4.6%	4.2%	4.6%
Expected long-term rate of return on plan assets	5.4%	4.5%	5.0%	5.7%	5.2%	5.9%	7.4%	7.7%	3.0%
Rate of compensation increase	3.8%	4.1%	4.5%	4.1%	4.3%	4.1%	n/a	n/a	n/a

Schedule of Expected Benefit Payments [Table Text Block]
Estimated benefit payments over the next 10 fiscal years are as follows:

(In Millions)	U.S. Pension Benefits	Non-U.S. Pension Benefits	U.S. Postretirement Medical Benefits
2015	$55	$66	$14
2016	$54	$26	$16
2017	$58	$31	$19
2018	$64	$35	$21
2019	$64	$40	$24
2020-2024	$327	$272	$163

U.S. Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Schedule of Allocation of Plan Assets [Table Text Block]
U.S. Intel Minimum Pension Plan assets measured at fair value on a recurring basis consisted of the following investment categories at the end of each period:

	December 27, 2014				Dec 28, 2013
	Fair Value Measured at Reporting Date Using
(In Millions)	Level 1	Level 2	Level 3	Total	Total
Equity securities	$56	$291	$—	$347	$220
Fixed income	39	169	46	254	415
Other investments	20	—	—	20	11
Total assets measured at fair value	$115	$460	$46	$621	$646
Cash				2	3
Total U.S. pension plan assets at fair value				$623	$649

Non-U.S. Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Schedule of Allocation of Plan Assets [Table Text Block]
Non-U.S. plan assets measured at fair value on a recurring basis consisted of the following investment categories at the end of each period:

	December 27, 2014				Dec 28, 2013
	Fair Value Measured at Reporting Date Using
(In Millions)	Level 1	Level 2	Level 3	Total	Total
Equity securities	$447	$59	$15	$521	$361
Fixed income	—	440	36	476	554
Total assets measured at fair value	$447	$499	$51	$997	$915
Cash				20	90
Total non-U.S. plan assets at fair value				$1,017	$1,005